                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:            (a)
             or fiscal year ending: 12/31/98   (b)

Is this a transition report? (Y/N)  N
                                   ---

Is this an amendment to a previous filing?  (Y/N)  N
                                                  ---

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.
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1.A.    Registrant Name: MASSACHUSETTS MUTUAL VARIABLE ANNUITY FUND 1

  B.    File Number:  811-1757

  C.    Telephone Number: (413) 744-8441

2.A.    Street:  1295 State Street

  B.    City: Springfield  C. State: MA  D. Zip Code: 01111 E. Zip Ext.: 0001

  E.    Foreign Country:

3.Is this the first filing on this form by Registrant?  (Y/N)           N
                                                             ---       ---

4.Is this the last filing on this form by Registrant?  (Y/N)            N
                                                            ---        ---
5.Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                 ---   ---
  [If answer is "Y" (Yes), complete only items 89 through 110.]

6.Is Registrant a unit investment trust (UIT)?  (Y/N)                   Y
                                                     -------------     ---
  [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A.Is Registrant a series or multiple portfolio company? (Y/N)
                                                               ---    ---
[If answer is "N" (No), go to item 8.]

 B.How many separate series or portfolios did Registrant have at the end of the period?
         --------------------------------------------------    -----

For period ending 12-31-98                    If filing more than one
File number 811-1757                          Page 47, "X" box: [_]


UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:_______________________________________________________

    B.[/] File Number (If any):_________________________________________________

    C.[/] City:________________________State:___Zip Code:______Zip Ext.:________

      [/] Foreign Country:_________________Foreign Postal Code:_________________

111.A.[/] Depositor Name:_______________________________________________________

    B.[/] File Number (If any):_________________________________________________

    C.[/] City:_______________________State:___Zip Code:_______Zip Ext.:________

      [/]Foreign Country:__________________Foreign Postal Code:_________________

112.A.[/] Sponsor Name:_________________________________________________________

    B.[/] File Number (If any):_________________________________________________

    C.[/] City:____________________State:___Zip Code:______Zip Ext.:____________

      [/] Foreign Country:_________________Foreign Postal Code:_________________

112.A.[/] Sponsor Name:_________________________________________________________

    B.[/] File Number (If any):_________________________________________________

    C.[/] City:____________________State:___Zip Code:_____Zip Ext.:_____________

      [/]Foreign Country:__________________Foreign Postal Code:_________________

For period ending 12-31-98                   If filing more than one
File number 811-1757                         Page 48, "X" box: [_]


113.A.[/] Trustee Name:_________________________________________________________

    B.[/] City:____________________State:___Zip Code:______Zip Ext.:____________

      [/] Foreign Country:_____________________Foreign Postal Code:_____________

113.A.[/] Trustee Name:_________________________________________________________

    B.[/] City:____________________State:__Zip Code:______Zip Ext.:_____________

      [/] Foreign Country:______________________Foreign Postal Code:____________

114.A.[/] Principal Underwriter Name:___________________________________________

    B.[/] File Number:__________________________________________________________

    C.[/] City:____________________State:__Zip Code:______Zip Ext.:_____________

      [/] Foreign Country:______________________Foreign Postal Code:____________

114.A.[/] Principal Underwriter Name:___________________________________________

    B.[/] File Number:__________________________________________________________

    C.[/] City:_____________________State:__Zip Code:______Zip Ext.:____________

      [/] Foreign Country:_______________________Foreign Postal Code:___________

115.A.[/] Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                             -----------------------------------
    B.[/] City: Springfield        State: MA Zip Code: 01101 Zip Ext.:
               --------------------       ---          ------         ----------

      [/] Foreign Country:_______________________Foreign Postal Code:___________

115.A.[/]Independent Public Accountant Name:____________________________________

    B.[/] City:______________________State:__Zip Code:______Zip Ext.:___________

      [/] Foreign Country:_______________________Foreign Postal Code:___________

For period ending 12-31-98                         If filing more than one
File number 811-1757                               Page 49, "X" box: [_]


116. Family of investment companies information:

     A.[/]Is Registrant part of a family of investment
          companies? (Y/N)____________________________               ___
                                                                     Y/N

     B.[/]Identify the family in 10 letters:
                                            -----------------------

     (NOTE: In filing this form, use this identification consistently for all investment companies in family.
     This designation is for purposes of this form only.)

117. A.[/]Is Registrant a separate account of an insurance
          company?(Y/N) __________________________________           ___
                                                                     Y/N
             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

  B. [/] Variable annuity contracts? (Y/N) __________                ___
                                                                     Y/N
  C. [/] Scheduled premium variable life
       contracts? (Y/N)_______________                               ___
                                                                     Y/N
  D. [/] Flexible premium variable life
       contracts? (Y/N) _____________                                ___
                                                                     Y/N
  E. [/] Other types of insurance products
       registered under the Securities Act
       of 1933 (Y/N)______________________                           ___
                                                                     Y/N
118.[/] State the number of series existing at the end of
the period that had securities registered under the
Securities Act of 1933 ____________________________                  ___

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
during the period __________________________________________         ___

120.[/]State the total value of the portfolio securities on
the date of deposit for the new series included in item 119
($000's omitted)___________________________________________         $___

121.[/] State the number of series for which a current
prospectus was in existence at the end of the period
____________________________________________________                 ___

122. [/] State the number of existing series for which
additional units were registered under the Securities Act
of 1933 during the current period________________________            ___

For period ending 12-31-98                         If filing more than one
File number 811-1757                               Page 50, "X" box: [_]

123.[/] State the total value of the additional units considered in answering
item 122 ($000's omitted)                                        $  57
                         --------------------------------------   -----------

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000's omitted)                                                 $
                 ----------------------------------------------   -----------

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)                                      $  -0-
                           ------------------------------------   -----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)              $      -0-
                                                                  -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

A. U.S. Treasury direct issue                 $       $
                                       ------  ------  -------
B. U.S. Government agency                     $       $
                                       ------  ------  -------
C. State and municipal tax-free               $       $
                                       ------  ------  -------
D. Public Utility debt                        $       $
E. Brokers or dealers debt or          ------  ------  -------
   debt of brokers' or dealers'
   parent                                     $       $
F. All other corporate intermed.       ------  ------  -------
   & long term debt                           $       $
G. All other corporate short-          ------  ------  -------
   term debt                                  $       $
                                       ------  ------  -------
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                                 $       $
I. Investment company equity           ------  ------  -------
   securities                                 $20,590 $
J. All other equity securities         ------  ------  -------
                                              $       $
K. Other securities                    ------  ------  -------
                                             ---------
L. Total assets of all
   series of registrant                       $21,527 $
                                       ------  ------  -------

For period ending 12-31-98                    If filing more than one
File number 811-1757                          Page 51, "X" box: [_]



128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
issuer? (Y/N)___________________________________________________   ___
                                                                   Y/N
  [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
(Y/N)___________________________________________________________   ___
                                                                   Y/N
  [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
guarantees? (Y/N)_______________________________________________   ___
                                                                   Y/N
131.[/] Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)_______________________________   $166
                                                                    -------
132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.
811.        811.         811.         811.         811.

                                SIGNATURE PAGE


This report is signed on behalf of the registrant.



City of:  Springfield    State of:  MA    Date: February 22, 1999


Name of Registrant:  Massachusetts Mutual Variable Annuity Fund 1



By:  /s/ Stephen R. Bosworth       Witness:  /s/ James M. Rodolakis
     --------------------------              -------------------------
     Stephen R. Bosworth                     James M. Rodolakis
     Vice President and                      Counsel
     Associate General Counsel